Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
For the Twelve Months Ended December 31, 2022, 2021 and 2020

 The following table shows the movement in the Company’s bad debt provision during the twelve months ended December 31, 2022, 2021 and 2020:

	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
Provisions for Bad Debt	($ in millions)
2022
Premiums receivable from underwriting activities	$30.2	$(5.2)	$—	$—	$25.0
Reinsurance	$—	$—	$—	$—	$—
2021
Premiums receivable from underwriting activities	$34.0	$(3.8)	$—	$—	$30.2
Reinsurance	$—	$—	$—	$—	$—
2020
Premiums receivable from underwriting activities	$23.0	$11.0	$—	$—	$34.0
Reinsurance	$—	$—	$—	$—	$—